Investments (excluding Consolidated Investment Entities) - OTTI OCI (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other than Temporary Impairment, Recognized in Accumulated Other Comprehensive Income [Roll Forward]
Balance, beginning	$ 114.7	$ 133.9	$ 133.9	$ 304.6	$ 287.8
Additional credit impairments:
On securities not previously impaired	0.2	0.1	9.5	10.3	115.4
On securities previously impaired	3.0	3.3	17.1	17.0	22.3
Reductions:
Securities intent impaired			0	(38.2)	(72.5)
Securities sold, matured, prepaid, or paid down	(5.5)	(6.8)	(45.8)	(159.8)	(48.4)
Balance, ending	$ 112.4	$ 130.5	$ 114.7	$ 133.9	$ 304.6